Group plc balance sheet - GBP (£) £ in Millions		Mar. 31, 2018	Mar. 31, 2017
Non-current assets
Intangible assets		£ 14,455	£ 15,037
Property, plant and equipment		17,000	16,498
Derivative financial instruments		1,312	1,818
Associates and joint ventures		38	31
Trade and other receivables	[1]	317	360
Deferred tax assets		1,243	1,717
Non current assets		47,719	47,067
Current assets
Programme rights		272	264
Inventories		239	227
Trade and other receivables		4,029	3,860
Current tax receivable		77	73
Derivative financial instruments		197	428
Cash and cash equivalents		521	526
Current assets		8,559	7,118
Current liabilities
Loans and other borrowings		2,298	2,791
Derivative financial instruments		50	34
Trade and other payables		7,190	7,476
Provisions		603	625
Current liabilities		10,224	11,123
Total assets less current liabilities		46,054	43,062
Non-current liabilities
Loans and other borrowings		13,038	11,105
Derivative financial instruments		787	869
Retirement benefit obligations		6,371	9,088
Other payables		1,326	1,298
Deferred tax liabilities		1,340	1,240
Provisions		452	536
Non current liabilities		23,314	24,136
Equity
Ordinary shares		2,172	2,172
Share premium		8,000	8,000
Other reserves		1,241	1,591
Retained earnings		11,327	7,163
Total shareholder’s equity		22,740	18,926
Total equity and Liabilities		46,054	43,062
British Telecommunications plc [Member]
Non-current assets
Intangible assets		2,031	1,954
Property, plant and equipment		13,995	13,558
Derivative financial instruments		1,312	1,818
Associates and joint ventures		23,889	27,554
Other investments		14,805	13,881
Trade and other receivables		134	177
Deferred tax assets		1,044	1,504
Non current assets		57,210	60,446
Current assets
Programme rights		272	264
Inventories		72	89
Trade and other receivables		2,300	2,077
Current tax receivable		217	3
Derivative financial instruments		201	425
Other investments		5,748	5,036
Cash and cash equivalents		288	286
Current assets		9,098	8,180
Current liabilities
Loans and other borrowings		18,494	19,999
Derivative financial instruments		50	33
Trade and other payables		4,239	4,178
Provisions		428	539
Current liabilities		23,211	24,749
Total assets less current liabilities		43,097	43,877
Non-current liabilities
Loans and other borrowings		14,916	16,874
Derivative financial instruments		787	869
Retirement benefit obligations		5,958	8,632
Other payables		1,888	1,801
Deferred tax liabilities		918	871
Provisions		291	323
Non current liabilities		24,758	29,370
Equity
Ordinary shares		2,172	2,172
Share premium		8,000	8,000
Other reserves		703	857
Retained earnings		7,464	3,478
Total shareholder’s equity		18,339	14,507
Total equity and Liabilities		£ 43,097	£ 43,877

[1]	Other assets includes costs relating to the initial set-up, transition or transformation phase of long-term networked IT services contracts of £145m (2016/17: £163m, 2015/16: £111m), and prepayments and leasing debtors of £172m (2016/17: £197m, 2015/16: £107m).